Stockholders’ Equity (Details)				12 Months Ended
	Jul. 21, 2021 USD ($) shares	May 13, 2021 USD ($)	Apr. 09, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Mar. 31, 2022 shares
Stockholders’ Equity (Details) [Line Items]
Stock issued	76,140,000,000
Preferred stock, shares authorized				10,000,000
Number of vote				1
Consecutive trading				20
Weighted average equity market capitalization (in Dollars) | $				$ 20,000,000,000
Conversion ratio	1
Accrued interest converted (in Dollars) | $					$ 3,677,000
Company paid (in Dollars) | $	$ 139,557,000			$ 139,557,000
Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued				168,693,323	93,099,596	238,197,018
Number of vote				1
Conversion ratio	1				1
Aggregating principal amount (in Dollars) | $			$ 90,869,000	$ 130,479,000
Accrued interest converted (in Dollars) | $			43,490,000	$ 29,958,000
Shares issued from reverse recapitalization	24,464,994			24,464,994
Class A Common Stock [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Stock issued				68,742,020
Conversion of Class B Common Stock into Class A Common Stock					20,779,412
Class B [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued					64,000,588	64,000,588
Number of vote				1
Number of votes after qualifying event				10
Conversion ratio	1			1
Class B [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Stock issued				64,000,588
Conversion of Class B Common Stock into Class A Common Stock					20,779,412
Notes Payable, Other Payables [Member] | Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Aggregating principal amount (in Dollars) | $				$ 75,100,000
Accrued interest converted (in Dollars) | $				$ 23,275,000
Notes Payable, Other Payables [Member] | Class A Common Stock [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued from conversion				7,823,306
Affiliated Entity [Member] | Notes Payable, Other Payables [Member] | Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued from conversion				6,921,814
Notes Payable, Related Party [Member] | Affiliated Entity [Member]
Stockholders’ Equity (Details) [Line Items]
Aggregating principal amount (in Dollars) | $			194,810,000
Accrued interest converted (in Dollars) | $			$ 71,764
Notes Payable, Related Party [Member] | Affiliated Entity [Member] | Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Aggregating principal amount (in Dollars) | $		$ 90,869,000		$ 130,479,000
Accrued interest converted (in Dollars) | $		$ 43,490,000		$ 29,958,000
Shares issued from conversion	10,888,580			11,566,196